UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            August 12, 2008
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        93
                                           -----------

Form 13F Information Table Entry Value:     1,263,200
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 6-30-2008

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       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
Name of Issuer                                  CUSIP    (x1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------                   -------   -------      -------  ---  ----   ----------  --------   ----   ------ ----
Acadia Pharmaceuticals Inc.     COM           004225108    10,328    2,798,951 SH          SOLE                  2,798,951
Acorda Therapeutics             COM           00484M106    43,430    1,322,862 SH          SOLE                  1,322,862
Adolor Corp.                    COM           00724X102     1,395      254,515 SH          SOLE                    254,515
Alkermes                        COM           01642T108     2,216      179,327 SH          SOLE                    179,327
Allos Therapeutics Inc.         COM           019777101    77,728   11,248,621 SH          SOLE                 11,248,621
Alsius Corp.                    COM           021211107        78       64,850 SH          SOLE                     64,850
Altus Pharmaceuticals Inc.      COM           02216N105       180       40,477 SH          SOLE                     40,477
Amicus Therapeutics             COM           03152W109    14,849    1,390,368 SH          SOLE                  1,390,368
Anadys Pharmaceuticals Inc.     COM           03252Q408     1,019      452,835 SH          SOLE                    452,835
Anesiva Inc.                    COM           21872P501     4,077    1,381,977 SH          SOLE                  1,381,977
AP Pharma                       COM           00202J203     1,724    1,512,446 SH          SOLE                  1,512,446
Aradigm Corp.                   COM           038505301        75      100,000 SH          SOLE                    100,000
Ardea Biosciences Inc.          COM           03969P107    46,842    3,653,765 SH          SOLE                  3,653,765
Arena Pharmaceuticals Inc.      COM           040047102       141       27,246 SH          SOLE                     27,246
Array Biopharma Inc.            COM           04269X105     1,007      214,219 SH          SOLE                    214,219
Atherogenics Inc.               COM           047439104        14       24,471 SH          SOLE                     24,471
Autoimmune Inc.                 COM           052776101        47       26,100 SH          SOLE                     26,100
Auxilium                        COM           05334D107   109,250    3,249,563 SH          SOLE                  3,249,563
Biocryst Pharmaceuticals Inc.   COM           09058V103    16,572    5,918,411 SH          SOLE                  5,918,411
Biomarin Pharmaceutical Inc.    COM           09061G101     2,058       71,021 SH          SOLE                     71,021
Cadence Pharmaceuticals         COM           12738T100     1,010      165,784 SH          SOLE                    165,784
Celgene                         COM           151020104    72,019    1,127,593 SH          SOLE                  1,127,593
Chelsea Therapeutics            COM           163428105     5,545    1,136,263 SH          SOLE                  1,136,263
Critical Therapeutics Inc.      COM           22674T105       416    1,124,474 SH          SOLE                  1,124,474
Cubist                          COM           229678AC1     4,134      231,472 SH          SOLE                    231,472
Curagen                         COM           23126R101       150      156,013 SH          SOLE                    156,013
Cyclacel Pharmaceuticals        COM           23254L108       365      191,186 SH          SOLE                    191,186
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                   PFD CONV EX   23254L207       292       95,500 SH          SOLE                     95,500
Cytokinetics Inc.               COM           23282W100     6,335    1,707,673 SH          SOLE                  1,707,673
Decode Genetics                 COM           2435686104      236      252,076 SH          SOLE                    252,076
Dendreon                        COM           24823Q107       598      134,423 SH          SOLE                    134,423
Depomed                         COM           249908104     1,724      537,217 SH          SOLE                    537,217
Genelabs Technologies Inc.      COM           368706206        98      154,937 SH          SOLE                    154,937
Genomic Health Inc.             COM           37244C101    99,587    5,200,387 SH          SOLE                  5,200,387
Halozyme Therapeutics Inc.      COM           40637H109    17,780    3,304,796 SH          SOLE                  3,304,796
Icagen Inc.                     COM           45104P104        93       59,473 SH          SOLE                     59,473
Idera Pharmaceuticals Inc.      COM           45168K108    13,698      937,584 SH          SOLE                    937,584
Immunogen Inc.                  COM           45253H101     1,538      502,734 SH          SOLE                    502,734
Immunomedics, Inc.              COM           452907108       160       75,244 SH          SOLE                     75,244
Incyte Corp.                    COM           45337C102    68,623    9,017,432 SH          SOLE                  9,017,432
Indevus Pharmaceuticals         COM           454072109     2,469    1,572,883 SH          SOLE                  1,572,883
Infinity Pharmaceuticals Inc.   COM           45665G303       671       85,632 SH          SOLE                     85,632
Inhibitex Inc.                  COM           45719T103       103      155,964 SH          SOLE                    155,964
Inspire                         COM           457733103     2,222      519,241 SH          SOLE                    519,241
Intermune Inc.                  COM           45884X103    18,729    1,427,494 SH          SOLE                  1,427,494
Isis Pharmaceuticals Inc.       COM           464330109       257       18,859 SH          SOLE                     18,859
Ligand Pharmaceuticals Inc.     CL B          53220K207        32       12,321 SH          SOLE                     12,321
Medarex                         COM           583916101     2,068      312,834 SH          SOLE                    312,834
Metabasis Therapeutics Inc.     COM           59101M105     3,551    2,290,668 SH          SOLE                  2,290,668
Micromet                        COM           59509C105     7,127    2,689,114 SH          SOLE                  2,689,114
Myriad Genetics Inc.            COM           62855J104    15,911      349,528 SH          SOLE                    349,528
Neose Technologies Inc.         COM           640522108       675    2,251,191 SH          SOLE                  2,251,191
Neurocrine Biosciences          COM           64125C109       210       50,000 SH          SOLE                     50,000
Neurogen Corp.                  COM           64124E106     5,301    5,147,078 SH          SOLE                  5,147,078
Novo-Nordisk                    COM           670100205    27,965      423,717 SH          SOLE                    423,717
Onyx Inc.                       COM           683399109     5,360      150,574 SH          SOLE                    150,574
Optimer Pharmaceuticals         COM           68401H104     9,326    1,149,981 SH          SOLE                  1,149,981
OSI Pharmaceuticals             COM           671040103     2,741       66,344 SH          SOLE                     66,344
PDL Biopharma                   COM           69329Y104       116       10,891 SH          SOLE                     10,891
Pharmasset Inc.                 COM           71715N106       996       52,747 SH          SOLE                     52,747
Pozen Inc.                      COM           73941U102    19,526    1,794,694 SH          SOLE                  1,794,694
Progenics Pharmaceuticals       COM           743187106    15,256      961,306 SH          SOLE                    961,306
Regeneron                       COM           78556F107     3,065      212,260 SH          SOLE                    212,260
Rigel Pharmaceuticals           COM           766559603     1,259       55,560 SH          SOLE                     55,560
Salix Pharmaceuticals, Inc.     COM           795435106    11,159    1,587,349 SH          SOLE                  1,587,349
Seattle Genetics Inc.           COM           812578102   109,237   12,912,124 SH          SOLE                 12,912,124
Sequenom Inc.                   COM           817337405       398       24,953 SH          SOLE                     24,953
Siga Technologies Inc.          COM           826917106     2,910      932,837 SH          SOLE                    932,837
Spectrum Pharmaceuticals Inc.   COM           84763A108       586      421,349 SH          SOLE                    421,349
Sunesis Pharmaceuticals Inc.    COM           867328502     1,853    1,286,466 SH          SOLE                  1,286,466
Supergen                        COM           868059106     2,281    1,112,917 SH          SOLE                  1,112,917
Symyx Technologies, Inc.        COM           87155S108     2,272      325,442 SH          SOLE                    325,442
Tapestry Pharmaceuticals Inc.   COM           876031204        33    1,939,453 SH          SOLE                  1,939,453
Targacept                       COM           87611R306     3,178      437,181 SH          SOLE                    437,181
Threshold Pharma                COM           885807107       838    2,263,600 SH          SOLE                  2,263,600
Torreypines Therapeutics        COM           89235K105       254      204,452 SH          SOLE                    204,452
Trimeris Inc.                   COM           896263100    16,336    3,461,175 SH          SOLE                  3,461,175
Vanda Pharmaceuticals Inc.      COM           921659108       513      155,942 SH          SOLE                    155,942
Vertex Pharmaceuticals Inc.     COM           92532F100     2,218       66,262 SH          SOLE                     66,262
Via Pharmaceuticals             COM           92554T103       231      102,881 SH          SOLE                    102,881
Vion Pharm                      COM           927624AA4        51       43,101 SH          SOLE                     43,101
Viropharma Inc.                 COM           928241108    83,461    7,546,147 SH          SOLE                  7,546,147
Xenoport Inc.                   COM           98411C100    33,544      859,448 SH          SOLE                    859,448
Zymogenetics                    COM           98411C100     1,591      188,951 SH          SOLE                    188,951

Amylin Pharmaceuticals
  Notes 2.5% 4/15/11            CONV BONDS    032346AD0    24,140   23,465,000 PRN         SOLE                 23,465,000
Biomarin Pharmaceuticals
  Notes 1.875% 4/23/2017        CONV BONDS    09061GAD3    18,885   12,000,000 PRN         SOLE                 12,000,000
Biomarin Pharmaceuticals
  Notes 2.5% 3/29/2013          CONV BONDS    09061GAC5    34,626   18,224,000 PRN         SOLE                 18,224,000
Incyte Genomics
  Notes 3.5% 2/15/2011          CONV BONDS    45337CAE2    17,644   18,972,000 PRN         SOLE                 18,972,000
Incyte Genomics
  Notes 3.5% 2/15/2011          CONV BONDS    45337CAF9    18,368   19,750,000 PRN         SOLE                 19,750,000
Intermune Inc
  Notes .25% 3/01/2011          CONV BONDS    45884XAC7    13,894   15,000,000 PRN         SOLE                 15,000,000
Medarex Inc Notes
  2.25% 5/15/2011               CONV BONDS    583916AG6    11,776   13,158,000 PRN         SOLE                 13,158,000
Vertex Pharmaceuticals
  Notes 4.75% 2/15/13           CONV BONDS    92532FAM2    40,868   25,948,000 PRN         SOLE                 25,948,000
Viropharma Inc.
  Notes 2.0% 3/15/2017          CONV BONDS    928241AH1    37,688   45,000,000 PRN         SOLE                 45,000,000
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